Income Taxes - Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Components of Deferred Tax Assets [Abstract]
Total deferred tax assets, gross		$ 57.4	$ 51.4
Components of Deferred Tax Liabilities [Abstract]
Noncurrent deferred tax liabilities	328.5	332.8	404.9
Total deferred tax liabilities, gross		386.4	452.8
Deferred Tax Assets (Liabilities), Net [Abstract]
Deferred Tax Assets (Liabilities), Net, Current		3.8	3.5
Total deferred tax assets (liabilities), net		(329.0)	(401.4)
Current
Components of Deferred Tax Assets [Abstract]
Accrued liabilities		3.4	3.5
Other items, assets		0.4	0.7
Current deferred tax assets		3.8	4.2
Other items, net		0.4	0
Components of Deferred Tax Liabilities [Abstract]
Other items, liabilities		0	(0.7)
Current deferred tax liabilities		0	(0.7)
Noncurrent
Components of Deferred Tax Assets [Abstract]
Other items, assets		1.7	0.7
Pension and other postretirement benefits		38.5	32.8
Stock-based compensation awards		1.6	1.3
Foreign operating loss carryforwards		11.8	12.4
Other items, net		1.7	0.7
Noncurrent deferred tax assets		53.6	47.2
Components of Deferred Tax Liabilities [Abstract]
Property		(103.7)	(112.2)
Intangible assets		(282.7)	(339.9)
Noncurrent deferred tax liabilities		386.4	452.1
Deferred Tax Assets (Liabilities), Net [Abstract]
Deferred Tax Assets (Liabilities), Net, Noncurrent		$ (332.8)	$ (404.9)